Accrued Liabilities (Tables)	12 Months Ended
Jan. 31, 2014
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
The Company's accrued liabilities consist of the following:

	As of January 31,
(Amounts in millions)	2014	2013
Accrued wages and benefits(1)	$4,652	$5,059
Self-insurance(2)	3,477	3,373
Accrued taxes(3)	2,554	2,851
Other(4)	8,110	7,525
Total accrued liabilities	$18,793	$18,808